Loan Servicing	12 Months Ended
Dec. 31, 2022
Loan Servicing
Loan Servicing

Note 5.  Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $142,567,853 and $151,198,760 at December 31, 2022 and 2021, respectively. Proceeds on loan sales of $12,865,842 and $18,103,002 were realized for December 31, 2022 and 2021, with net gains of $237,881 and $540,540 for the respective periods.  Most loan sales are with servicing rights retained.

The following table summarizes changes in MSRs for the years ended December 31,

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021

Balance at beginning of year	$897,720	$922,146
MSRs capitalized	120,629	147,328
MSRs amortized	(155,756)	(225,404)
Change in valuation allowance	0	53,650
Balance at end of year	$862,593	$897,720